Principal Accounting Policies - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-Term Investments, Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 10,359	$ 20,168
Short-Term Investment, Equity Investment in a Publicly Traded Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	14,143
Long-Term Investments, Financial Products Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	39,000
Long-Term Investments, Debt Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	4,309	5,196
Level 1 | Short-Term Investment, Equity Investment in a Publicly Traded Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	14,143
Level 2 | Short-Term Investments, Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	10,359	20,168
Level 2 | Long-Term Investments, Financial Products Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	39,000
Level 3 | Long-Term Investments, Debt Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 4,309	$ 5,196